Shareholders equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholders equity

Common stock issuances

During the three months ended March 31, 2013, the Company issued a total of 94,676 (post-split) shares of common stock in connection with the conversion of $37,558 in convertible debt.

During the three months ended June 30, 2013, the Company issued a total of 3,401,842 shares of common stock in connection with the conversion of $26,660 in debt. Additionally, the Company recorded finance costs pursuant to these issuances totaling $243,000.

During the six months ended June 30, 2013, the Company issued 357,144 shares of common stock pursuant to consulting services valued at $30,000.

During May 2013, the Company issued 60,000,000 shares of common stock to the Company’s president and CEO valued at $12,000,000, of which the Company expensed $2,729,167 for the six months ended June 30, 2013.

During June 2013, the Company issued 1,961,803 shares of common stock to the Company’s former CFO in satisfaction of accrued wages totaling $7,510, a note payable – related party totaling $8,458 and accrued interest totaling $2,318. The remaining value of $60,186 was recorded as financing costs for the six months ended June 30, 2013.

Effective March 20, 2013, the Company performed a 1 for 450 reverse split of its common stock.